Vesper U.S. Large Cap Short-Term Reversal Strategy ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 99.8%

Consumer Discretionary — 8.0%
Darden Restaurants	15,469	$2,452,146
Lennar, Cl A	22,872	2,450,049
		4,902,195
Consumer Staples — 31.9%
Altria Group	55,288	2,455,893
Coca-Cola	40,743	2,430,727
General Mills	29,187	2,456,378
J M Smucker	16,790	2,461,246
Keurig Dr Pepper	78,764	2,451,136
Kraft Heinz	64,441	2,462,935
Philip Morris International	27,240	2,451,872
Procter & Gamble	17,060	2,431,050
		19,601,237
Financials — 16.0%
Arthur J Gallagher	12,171	2,438,216
Berkshire Hathaway, Cl B*	7,640	2,453,051
Marsh & McLennan	14,160	2,452,229
PNC Financial Services Group	21,153	2,450,152
		9,793,648
Health Care — 20.0%
AmerisourceBergen, Cl A	14,428	2,454,924
Elevance Health	5,473	2,450,919
Humana	4,887	2,452,639
Stryker	8,939	2,463,410
Zimmer Biomet Holdings	19,342	2,463,010
		12,284,902
Industrials — 11.9%
Raytheon Technologies	26,540	2,445,396
Rollins	61,927	2,434,970
Trane Technologies PLC	14,980	2,445,185
		7,325,551
Utilities — 12.0%
Ameren	30,163	2,445,315
Consolidated Edison	26,267	2,450,711
DTE Energy	22,764	2,449,406
		7,345,432

Total Common Stock
(Cost $61,462,964)		61,252,965

Total Investments - 99.8%
(Cost $61,462,964)		$61,252,965

Percentages are based on net assets of $61,374,271.

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

Cl — Class

VES-QH-001-1000